Segmented Information Products and Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 3,720	$ 4,848	$ 5,579
Product [Member]
Segment Reporting Information [Line Items]
Revenues	908	2,347	3,086
Service [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,812	$ 2,501	$ 2,493